                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2006

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S Squared Technology, LLC
Address: 515 Madison Avenue
         New York, NY 10022

Form 13F File Number: 28-11372

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seymour L. Goldblatt
Title:   Managing Member
Phone:   212-421-2155

Signature, Place, and Date of Signing:

     /s/ Seymour L. Goldblatt               New York, New York      May 15, 2006
----------------------------------------
            [Signature]

S Squared Technology, LLC (SEC File No. 801-63753) and S Squared Capital II Management, LLC (SEC File No. 801-63785) are related SEC registered investment advisers (collectively, the "Adviser Entities"). Each of the Adviser Entities serves as investment adviser to one or more clients. The same personnel make investment decisions with respect to the securities set forth on the Form 13F filed by S Squared Technology, LLC for all of the clients of each of the Adviser Entities.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]       NONE

                              FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers:                 2
                                          ----------

Form 13F Information Table Entry Total:          148
                                          ----------

Form 13F Information Table Value Total:   $1,047,279
                                          ----------
                                         (thousands)


List of Other  Included Managers:   S Squared Capital II Management, LLC
                                    S Squared Technology Partners, L.P.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

01 - S Squared Capital II Management, LLC
02 - S Squared Technology Partners, L.P.

                                    FORM 13F
Page 1 of 5                NAME OF REPORTING MANAGER              (SEC USE ONLY)
                           S SQUARED TECHNOLOGY, LLC

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:
                                                                                 Investment
                                                                                 Discretion
                                                                            ---------------------
                                                                                    (b)                            Item 8:
                                                     Item 4:       Item 5:        Shared-                     Voting Authority
                                                      Fair         Shares           As             Item 7:        (Shares)
 Item 1:                         Item 2:  Item 3:    Market          of           Defined   (c)   Managers -------------------------
 Name of                        Title of   CUSIP      Value      Principal  (a)     in    Shared-   See       (a)      (b)    (c)
 Issuer                           Class   Number   (x $1,000)      Amount   Sole Instr. V Other   Instr. V    Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
24/7 REAL MEDIA                   COM    901314203    2,935      280,600 SH         X               02       280,600
@ROAD INC                         COM    04648k105    4,361      860,190 SH         X               02       860,190
A D C TELECOMMUNICATN INC.        COM    000886309    6,142      240,000 SH         X               01       240,000
ACCENTURE LTD CL A                COM    G1150G111    7,142      237,500 SH         X               01       237,500
ALTIRIS INC.                      COM    02148M100    2,120       96,300 SH         X               02        96,300
ANALOG DEVICES INC                COM    032654105   16,997      443,900 SH         X               01       443,900
ANSWERTHINK INC                   COM    036916104    1,890      294,000 SH         X               02       294,000
APPLIED FILMS CORP                COM    381971092    2,545      131,000 SH         X               02       131,000
APPLIED MATERIALS INC             COM    038222105    3,502      200,000 SH  X                               200,000
APTIMUS INC.                      COM    03833V108    2,477      383,400 SH         X               02       383,400
ARDENT ACQUISITION CORP           COM    03979e100      816      150,000 SH         X               02       150,000
ASML HLDGS INC                    ADR    N07059111    6,111      300,000 SH         X               01       300,000
ASPEN TECHNOLOGY INC              COM    045327103    2,856      225,800 SH  X                               225,800
ATMI INC                          COM    00207r101    5,285      175,000 SH  X                               175,000
AUDIBLE INC                       COM    05069A302   12,618    1,200,600 SH         X               02     1,200,600
AVNET INC                         COM    053807103   14,444      569,100 SH         X               01       569,100
BEA SYS INC                       COM    073325102   16,525    1,258,600 SH         X               01     1,258,600
BELL MICROPRODUCTS, INC.          COM    078137106    2,011      326,500 SH         X               02       326,500
BMC SOFTWARE INC                  COM    055921100    5,209      240,500 SH         X               01       240,500
BORLAND SOFTWARE                  COM    099849101   10,052    1,861,500 SH         X             01, 02   1,861,500
BSQUARE CORP                      COM    11776U102      607      206,300 SH         X               02       206,300
CALIFORNIA MICRO DEVICES CORP     COM    130439102    3,777      477,500 SH         X               02       477,500
CALLIDUS SOFTWARE                 COM    13123E500    5,649    1,272,400 SH         X               02     1,272,400
CALLWAVE INC                      COM    13126N101      804      180,300 SH         X               02       180,300
CAMBRIDGE HEART INC               COM    131910994      870      307,336 SH         X               02       307,336
CEVA INC.                         COM    157210105    4,512      680,600 SH         X               02       680,600
CHIPMOS TECHNOLOGIES              COM    G2110R106    9,440    1,320,300 SH         X             01, 02   1,320,300
CIRRUS LOGIC                      COM    172755100   29,263   3,450,8000 SH         X             01, 02   3,450,800
CITRIX SYS INC                    COM    177376100   25,499      672,800 SH         X               01       672,800
COGNIZANT TECHNOLOGY SOLUTIONS    COM    192446102    5,693       95,700 SH         X               01        95,700
COGNOS INC.                       COM    19244C109    8,861      227,800 SH         X               01       227,800
COMPUTER TASK GROUP               COM    205477102    2,995      704,600 SH         X               01       704,600
COMPUWARE CORP                    COM    205638109   18,184    2,322,400 SH         X               01     2,322,400
COMVERSE TECHNOLOGY INC           COM    205862402    1,176       50,000 SH  X                                50,000
CORNING INC                       COM    219350105    8,159      303,100 SH         X               01       303,100
CURAGEN CORP                      COM    23126R101    3,065      611,700 SH         X               02       611,700
CYPRESS SEMICONDUCTOR             COM    232806109   30,813    1,817,900 SH         X               01     1,817,900
DIGITAL RIV INC                   COM    25388B104   23,323      534,800 SH         X               01       534,800
DIRECTTV GROUP INC                COM    25459L106    3,875      236,300 SH         X               01       236,300
DOT HILL SYS                      COM    25848T109    4,765      671,100 SH         X               02       671,100

COLUMN TOTAL                                        317,368

                                    FORM 13F
Page 2 of 5                NAME OF REPORTING MANAGER              (SEC USE ONLY)
                           S SQUARED TECHNOLOGY, LLC

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:
                                                                                 Investment
                                                                                 Discretion
                                                                            ---------------------
                                                                                    (b)                            Item 8:
                                                     Item 4:       Item 5:        Shared-                     Voting Authority
                                                      Fair         Shares           As             Item 7:        (Shares)
 Item 1:                         Item 2:  Item 3:    Market          of           Defined   (c)   Managers -------------------------
 Name of                        Title of   CUSIP      Value      Principal  (a)     in    Shared-   See       (a)      (b)    (c)
 Issuer                           Class   Number   (x $1,000)      Amount   Sole Instr. V Other   Instr. V    Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
E M C CORP MASS                   COM    268648102   19,518    1,432,000 SH         X               01     1,432,000
EARTHLINK INC                     COM    270321102    2,865      300,000 SH         X               01       300,000
ECHOSTAR                          COM    278762109   16,817      563,000 SH         X               01       563,000
EFJ INC                           COM    26843B101    1,780      165,000 SH         X               02       165,000
ELOYALTY CORP                     COM    290151307   10,874      701,100 SH         X             01, 02     701,100
EMBARCADERO TECH INC              COM    290787100    7,209    1,029,800 SH         X               02     1,029,800
EMDEON CORP                       COM    290849108      718       66,500 SH  X                                66,500
EMS TECH INC                      COM    26873N108    4,819      267,300 SH         X               02       267,300
ENREV CORP PRIV PL SERIES A       COM                     0       86,226 SH         X               01        86,226
ENZON PHARMACEUTICLS              COM    293904108    3,847      475,000 SH         X               02       475,000
EPICOR SOFTWARE CORP              COM    29426L108    3,382      251,800 SH  X                               251,800
FAIRCHILD SEMICND INTL            COM    303726103   20,214    1,060,000 SH         X               01     1,060,000
FILENET CORP                      COM    316869106   34,821    1,288,700 SH         X             01, 02   1,288,700
FREESCALE SEMICONDUCTOR INC.      COM    35687M107    5,145      185,000 SH         X               01       185,000
HALOZYME THERAPEUTICS INC.        COM    40637H109      417      121,000 SH         X               02       121,000
HANA BIOSCIENCES INC.             COM    40963P105    2,306      219,600 SH         X               02       219,600
HARRIS INTERRACTIVE               COM    414549105    9,016    1,604,200 SH         X             01, 02   1,604,200
HEALTHSOUTH                       COM    421924101      942      188,800 SH  X                               188,800
HIFN INC                          COM    428358105    2,964      380,000 SH         X               02       380,000
HYPERION SOLUTIONS CORP           COM    44914M104   11,175      342,800 SH         X               01       342,800
IDT CORPORATION                   COM    448947309    3,024      273,200 SH         X               01       273,200
INDUS INTL INC                    COM    45578L100   11,059    3,038,200 SH         X             01, 02   3,038,200
INFINEON TECH AG SPNSRD           ADR    45662N103    7,698      748,800 SH         X               01       748,800
INFOCROSSING                      COM    45664X109    9,177      761,600 SH         X               02       761,600
INFORMATICA CORP                  COM    45666Q102   11,603      746,200 SH         X               01       746,200
INFOSPACE COM INC                 COM    45678T201    3,633      130,000 SH         X               02       130,000
INGRAM MICRO INC                  COM    457153104   18,606      930,300 SH         X               01       930,300
INPUT OUTPUT INC                  COM    457652105      243       25,000 SH         X               02        25,000
INTEGRATED SILIC SOLTN            COM    45812P107    8,414    1,267,100 SH         X             01, 02   1,267,100
INTERACTIVE INTELLIGENCE INC      COM    45839M103   10,785    1,089,400 SH         X             01, 02   1,089,400
INTERNET SECURITY SYSTEMS         COM    46060X107    2,194       91,500 SH  X                                91,500
INTERSECTIONS INC                 COM    460981301    4,117      364,000 SH         X               02       364,000
INTERSIL HLDG CORP CL A           COM    46069S109    3,904      135,000 SH  X                               135,000
INTERWOVEN INC                    COM    46114t508    9,910    1,102,300 SH         X               02     1,102,300
ITHAKA ACQUISITION CORP           COM    465707107    2,171      325,000 SH         X               02       325,000
KBL HEALTHCARE ACQUISITION COR    COM    48241R108    1,712      250,000 SH  X                               250,000
KEMET CORP                        COM    488360108    1,133      119,600 SH  X                               119,600
KEYNOTE SYS INC                   COM    493308100    5,831      509,700 SH         X               02       509,700
KRONIS INC.                       COM    501052104    2,064       55,200 SH  X                                55,200

COLUMN TOTAL                                        276,107

                                    FORM 13F
Page 3 of 5                NAME OF REPORTING MANAGER              (SEC USE ONLY)
                           S SQUARED TECHNOLOGY, LLC

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:
                                                                                 Investment
                                                                                 Discretion
                                                                            ---------------------
                                                                                    (b)                            Item 8:
                                                     Item 4:       Item 5:        Shared-                     Voting Authority
                                                      Fair         Shares           As             Item 7:        (Shares)
 Item 1:                         Item 2:  Item 3:    Market          of           Defined   (c)   Managers -------------------------
 Name of                        Title of   CUSIP      Value      Principal  (a)     in    Shared-   See       (a)      (b)    (c)
 Issuer                           Class   Number   (x $1,000)      Amount   Sole Instr. V Other   Instr. V    Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
LEADIS TECHNOLOGY INC             COM    52171N103   4,249       748,000 SH         X               02       748,000
LIBERTY MEDIA INTL INC SERIES A   COM    530555101   5,533       270,300 SH         X               01       270,300
LOGICTECH INTL                    ADR    541419107   5,728       144,000 SH         X               01       144,000
LOOKSMART LTD                     COM    543442503  10,460     1,944,240 SH         X               02     1,944,240
M SYSTEMS FLASH DISK PIONEERS     COM    M7061C100  18,102       700,000 SH         X               01       700,000
MANUGISTICS GROUP INC             COM    565011103   6,515     3,016,100 SH         X             01, 02   3,016,100
MATRIXONE INC                     COM    57685P304   3,715       518,900 SH         X               02       518,900
MEDAREX INC                       COM    583916101   1,652       125,000 SH         X               01       125,000
MEDICINES CO                      COM    584688105   8,783       427,000 SH         X               01       427,000
MEDIMMUNE INC                     COM    584699102   2,561        70,000 SH         X               01        70,000
MERCURY COMPUTER SYSTEMS          COM    589378108   4,842       298,900 SH         X               02       298,900
MERCURY INTERACTIVE CP            COM    589405109  34,762       998,900 SH         X               01       998,900
METASOLV INC                      COM    59139p104   2,584       844,600 SH         X               02       844,600
MGI PHARMA INC                    COM    552880106   4,480       256,000 SH         X               01       256,000
MICRON TECHNOLOGY INC             COM    595112103   3,680       250,000 SH  X                               250,000
MOTIVE INC                        COM    61980V107   9,263     2,375,200 SH         X               02     2,375,200
MRO SOFTWARE                      COM    55347W105     479        30,000 SH  X                                30,000
MSC.SOFTWARE INC                  COM    553531104   3,407       170,800 SH         X               02       170,800
NAM TAI ELECTRONICS INC           COM    629865205   5,008       218,600 SH         X               01       218,600
NETIQ CORP                        COM    64115P102  35,560     3,189,200 SH         X             01, 02   3,189,200
NITROMED                          COM    654798503   1,428       170,000 SH         X               02       170,000
NORTEL NETWORKS CORP              COM    656568102   7,640     2,505,000 SH         X               01     2,505,000
OPNET TECHNOLOGIES                COM    683757108   7,591       708,100 SH         X               02       708,100
PATNI COMPUTER SYSTEMS            ADR    703248203     495        24,200 SH  X                                24,200
PEGASYSTEMS INC                   COM    705573103   5,211       638,600 SH         X               02       638,600
PEOPLESUPPORT INC                 COM    712714302   4,789       488,700 SH         X               02       488,700
PHOENIX TECHNOLOGIES LTD          COM    719153108   5,859       864,100 SH         X               02       864,100
PHOTON DYNAMICS                   COM    719364101     187        10,000 SH         X               02        10,000
PHOTRONICS INC                    COM    719405102   7,129       380,000 SH         X               01       380,000
POWERDSINE LTD                    COM    M41415106   3,616       524,100 SH         X               02       524,100
QLT INC                           COM    746927102   7,826     1,017,700 SH         X               01     1,017,700
QUEST SOFTWARE INC                COM    74834T103  18,752     1,122,900 SH         X               01     1,122,900
RADVISION INC                     COM    M81869105   3,049       170,800 SH         X               02       170,800
REDBACK NETWORKS INC              COM    757209507   2,839       130,900 SH  X                               130,900
RIGHTNOW TECHNOLOGIES INC.        COM    76657R106     595        37,500 SH         X               02        37,500
RIVERSTONE NETWORKS               COM    769320102  12,240     8,160,250 SH         X             01, 02   8,160,250
S1 CORPORATION                    COM    78463B101  11,979     2,376,828 SH         X             01, 02   2,376,828
SABA SOFTWARE INC                 COM    784932600   2,060       319,308 SH         X               02       319,308
SAPIENT CORP                      COM    803062108   4,464       585,000 SH         X               02       585,000

COLUMN TOTAL                                       279,112

                                    FORM 13F
Page 4 of 5                NAME OF REPORTING MANAGER              (SEC USE ONLY)
                           S SQUARED TECHNOLOGY, LLC

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:
                                                                                 Investment
                                                                                 Discretion
                                                                            ---------------------
                                                                                    (b)                            Item 8:
                                                     Item 4:       Item 5:        Shared-                     Voting Authority
                                                      Fair         Shares           As             Item 7:        (Shares)
 Item 1:                         Item 2:  Item 3:    Market          of           Defined   (c)   Managers -------------------------
 Name of                        Title of   CUSIP      Value      Principal  (a)     in    Shared-   See       (a)      (b)    (c)
 Issuer                           Class   Number   (x $1,000)      Amount   Sole Instr. V Other   Instr. V    Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP              COM    806605101  13,445       708,000 SH         X               01       708,000
SCOPUS VIDEO NETWORKS             COM    M8260H106   1,854       360,000 SH         X               02       360,000
SEMITOOL INC                      COM    816909105   3,248       285,700 SH         X               02       285,700
SERONO SA                         ADR    81752M101   9,610       552,000 SH         X               01       552,000
SILICON MOTION TECHNOLOGY         ADR    82706C108   2,935       242,000 SH         X               02       242,000
SONIC SOLUTIONS                   COM    835460106  16,480       910,000 SH         X             01, 02     910,000
SUN MICROSYSTEMS INC              COM    866810104  13,743     2,679,000 SH         X               01     2,679,000
SUNTECH POWER HOLDINGS            ADR    86800C104  12,340       333,600 SH         X               01       333,600
SUPERTEX INC                      COM    868532102   2,633        70,000 SH         X               02        70,000
SYMANTEC CORP                     COM    871503108  19,084     1,133,900 SH         X               01     1,133,900
TELECOMMUNICATIONS SYS CL A       COM    87929J103   3,155     1,232,600 SH         X               02     1,232,600
TERADYNE INC                      COM    880770102   3,223       207,800 SH  X                               207,800
TIBCO SOFTWAE INC                 COM    88632Q103   2,372       283,700 SH  X                               283,700
TNS INC                           COM    872960109   4,232       199,800 SH         X               02       199,800
TTI TEAM TELECOM LTD              COM    M88258104   4,000       909,091 SH         X               02       909,091
TUMBLEWEED COMMUNCTNS CORP        COM    899690101   1,050       351,300 SH         X               02       351,300
ULTRA CLEAN HLDGS INC             COM    90385V107     937       125,000 SH         X               02       125,000
UNITED MICROELECTRONICS           ADR    910873207   1,070       313,672 SH  X                               313,672
VANTAGEMED CORPORATION (restri    COM    92208W106   1,145     1,612,904 SH         X               02     1,612,904
VARIAN SEMICONDUCTOR              COM    922207105  10,109       360,000 SH         X               01       360,000
VERISIGN INC                      COM    92343E102   8,188       341,300 SH         X               01       341,300
VISHAY INTERTECHNOLOGY            COM    928298108     920        64,600 SH  X                                64,600
VITRIA TECHNOLOGY                 COM    92849Q104   3,576     1,229,025 SH         X               02     1,229,025
WEB.COM IN COMMON                 COM    94732Q100   1,170       197,300 SH         X               02       197,300
WEBSENSE INC                      COM    947684106  18,120       657,000 SH         X               01       657,000
ZARLINK SEMICONDUCTOR INC         COM    989139100   4,834     1,638,700 SH         X               02     1,638,700
ZHONE TECHNOLOGIES INC            COM    98950P108   7,284     2,717,974 SH         X             01, 02   2,717,974
ACUSPHERE INC CONVERTIBLE PREF    PFD    00511R862   3,500        70,000 SH         X               02        70,000
ELOYALTY CORP SERIES B CONV       PFD    290151984     349        22,475 SH  X                                22,475

COLUMN TOTAL                                       174,606

                                    FORM 13F
Page 5 of 5                NAME OF REPORTING MANAGER              (SEC USE ONLY)
                           S SQUARED TECHNOLOGY, LLC

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Item 6:
                                                                                 Investment
                                                                                 Discretion
                                                                            ---------------------
                                                                                    (b)                            Item 8:
                                                     Item 4:       Item 5:        Shared-                     Voting Authority
                                                      Fair         Shares           As             Item 7:        (Shares)
   S SQUARED                     Item 2:  Item 3:    Market          of           Defined   (c)   Managers -------------------------
TECHNOLOGY, LLC                 Title of   CUSIP      Value      Principal  (a)     in    Shared-   See       (a)      (b)    (c)
ADDITIONS TO 13F                 Class    Number   (x $1,000)      Amount   Sole Instr. V Other   Instr. V    Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
RAINMAKER SYSTEMS                 COM    750875304      86            20 SH  X                                 20

COLUMN TOTAL                                            86            0 SH

GRAND TOTAL                                      1,047,279